GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Balance as of January 1, 2022	$45,800
Acquired through business combination (*)	792
Goodwill Impairment (**)	(44,829)
Foreign currency translation adjustments	(1,763)

Balance as of December 31, 2022 and 2023	$-

(*) Resulting from Magrab acquisition, see also Notes 1(d).

(**)The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.

Schedule of Intangible Assets
	December 31,
	2023	2022
Original amounts:
Customer relationships (*)	$13,983	$13,983
Accumulated amortization:
Customer relationships	(7,687)	(5,067)
Foreign currency translation adjustment	(39)	(99)

Total intangibles assets	$6,257	$8,817

(*)	In 2022, includes $1,789 Acquired through business combination of Magrab.

Schedule of Estimated Amortization Expenses
2024	2,662
2025	2,472
2026	224
2027	224
2028	224
2029 and on	451

$6,257